Other general administrative expenses	12 Months Ended
Dec. 31, 2022
Other general administrative expenses
Other general administrative expenses

43.  Other general administrative expenses

a)   Breakdown

The breakdown of Other general administrative expenses is as follows:

	2020	2021	2022

Maintenance, conservation and repair	825	773	736
Information technology and systems	5,344	5,945	6,108
Stationery and supplies	325	234	156
Advertising and communications	809	696	753
Rents	683	556	614
Administrative services	2,202	1,603	1,424
Taxes other than income tax	2,270	1,915	2,030
Surveillance and cash courier services	1,263	1,237	1,341
Insurance premiums	114	103	100
Travel costs	71	62	175
Other administrative expenses	1,353	1,263	1,413
	15,259	14,387	14,850

b)   Other information

The fees for audit and tax services to the audit of the consolidated financial statements by the respective auditors are as follows:

	2020	2021	2022

Audit fees and audit-related fees (*)	122	99	105
(*)	The audit-related fees amounted to 26 million pesos in 2020, 32 million pesos in 2021 and 17 million pesos in 2022.